Filed pursuant to Rule 497(e)
Registration Nos. 333-206240; 811-23084

Hexis Active Nicotine Engagement ETF (the “Fund”)

Supplement dated July 13, 2026
to the Statutory Prospectus and Statement of Additional Information (“SAI”)
dated January 16, 2026

Effective July 17, 2026, the exchange listing for the Fund will change from the NYSE Arca, Inc. to the NYSE, Inc. As of the effective date, all references in the Fund’s Statutory Prospectus and SAI to the NYSE Arca, Inc. will be replaced with the NYSE, Inc.

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Please retain this supplement with your Statutory Prospectus and SAI for future reference.